INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - Commercial license [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Cost	$ 2,670	$ 2,509
Accumulated amortization	(1,218)	(956)
Amortized cost	$ 1,452	$ 1,553